SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Basic and Diluted Net Income (Loss) per Common Share

	Three Months Ended June 30,		Six Months Ended June 30,
(Thousands, except per unit data)	2022	2021	2022	2021
Diluted Earnings per Common Unit
Numerator:
Net loss attributable to common unitholders – basic	$(12,858)	$(12,203)	$(24,471)	$(24,376)
Impact of if-converted securities	—	—	—	—
Net loss attributable to common unitholders – diluted	$(12,858)	$(12,203)	$(24,471)	$(24,376)
Denominator:
Weighted-average common units outstanding– basic	332,209	329,043	331,195	328,062
Impact of if-converted securities	—	—	—	—
Effect of other dilutive securities	—	—	—	—
Weighted-average common units outstanding – diluted	332,209	329,043	331,195	328,062

Dilutive loss per common unit	$(0.04)	$(0.04)	$(0.07)	$(0.07)

	Year Ended	Year Ended
(Thousands, except per unit data)	December 31, 2021	December 31, 2020
Diluted Earnings per Common Unit
Numerator:
Net loss attributable to common unitholders – basic	$(46,155)	$(147,684)
PIK dividends on preferred units	—	—
Impact of if-converted securities	—	—
Net loss attributable to common unitholders – dilutive	$(46,155)	$(147,684)
Denominator:
Weighted-average common units outstanding – basic	328,557	325,983
Impact of if-converted securities	—	—
Effect of other dilutive securities	—	—
Weighted-average common units outstanding – dilutive	328,557	325,983

Dilutive loss per common unit	$(0.14)	$(0.45)

CIK 0001846136 Riverview Acquisition Corp
Class A ordinary shares subject to possible redemption

At June 30, 2022 and December 31, 2021, the Class A common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Warrants	(11,375,000)
Class A common stock issuance costs	(13,084,631)
Plus:
Accretion of carrying value to redemption value	24,459,631
Class A common stock subject to possible redemption, December 31, 2021	$250,000,000

Plus:
Accretion of carrying value to redemption value	122,787
Class A common stock subject to possible redemption, June 30, 2022	$250,122,787

At December 31, 2021, the Class A common stock reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Warrants	(11,375,000)
Class A common stock issuance costs	13,084,631
Plus:
Accretion of carrying value to redemption value	24,459,631
Class A common stock subject to possible redemption	$250,000,000

Basic and Diluted Net Income (Loss) per Common Share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

							For the Period from
							February 4, 2021
	Three Months Ended		Three Months Ended		Six Months Ended		(Inception) through
	June 30, 2022		June 30, 2021		June 30, 2022		June 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(8,447,152)	$(2,111,788)	$—	63	$(8,309,212)	$(2,077,303)	$—	$(8,413)
Denominator:
Basic and diluted weighted average shares outstanding	25,000,000	6,250,000	—	6,250,000	25,000,000	6,250,000	—	6,250,000
Basic and diluted net loss per common stock	$(0.34)	$(0.34)	$—	—	$(0.33)	$(0.33)	$—	$—

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	For the Period from February
	4, 2021 (Inception) through
	December 31, 2021
	Class A	Class B
Basic and diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$3,659,168	$2,007,460
Denominator:
Basic and diluted weighted average shares outstanding	11,392,405	6,250,000
Basic and diluted net income per common stock	$0.32	$0.32